Related Party Transactions (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 5 - Related Party Transactions
Founder Shares
The Sponsor paid $25,000 to the Company in consideration for 5,750,000 shares of Class B common stock.
The founder shares will automatically convert into shares of Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 8.
The Sponsor has agreed not to transfer, assign or sell any of its founder shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination; or (B) subsequent to the initial Business Combination, (x) if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. The Company refers to such transfer restrictions as the lock-up.
Related Party Loans
In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into warrants, at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. On May 9, 2023, the Company issued an unsecured promissory note in the total principal amount of up to $1,500,000 (the “Promissory Note”) to the Sponsor and the Sponsor funded the initial principal amount of $487,500. At September 30, 2023 and December 31, 2022, $1,025,000 and $0 was outstanding and reported on the condensed balance sheets as Promissory note - related party.
Administrative Fees
The Company agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support provided to the Company. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2023, the Company incurred $30,000 and $90,000 in administrative support fees, respectively. For the three and nine months ended September 30, 2022, the Company incurred $26,146 and $78,283 in administrative support fees, respectively. No amounts have been paid for the administrative fee. At September 30, 2023 and December 31, 2022, $210,000 and $120,000 is reported on the condensed balance sheets under due to related party for this fee, respectively.

Note 5 - Related Party Transactions
Founder Shares
On March 15, 2021, the Sponsor paid $25,000 to the Company in consideration for 7,187,500 shares of Class B common stock. The number of founder shares issued was determined based on the expectation that the founder shares would represent 20% of the outstanding shares of common stock upon completion of the IPO. On October 6, 2021, the Sponsor surrendered 1,437,500 shares of Class B common stock for no consideration resulting in the Sponsor holding 5,750,000 shares of Class B common stock.
The 5,750,000 founder shares include an aggregate of up to 750,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Sponsor will own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the IPO (assuming the Sponsor does not purchase any public shares in the IPO). With the exercise of the over-allotment option by the underwriters, no founder shares are subject to forfeiture.
The founder shares will automatically convert into shares of Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 8.
The initial stockholders have agreed not to transfer, assign or sell any of their founder shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination; or (B) subsequent to the initial Business Combination, (x) if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. The Company refers to such transfer restrictions as the lock-up.
Promissory Note — Related Party
The Sponsor agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the IPO. The loan was non-interest bearing, unsecured and due at the earlier of (i) December 31, 2021, (ii) the date on which the Company consummates the IPO, or (iii) the date on the Company determines to not proceed with such IPO. The Company had borrowed $79,991 under the promissory note and fully repaid it on November 4, 2021. Borrowings under the promissory note are no longer available to the Company.
Related Party Loans
In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into warrants, at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. At December 31, 2022 and 2021, no such Working Capital Loans were outstanding.
Administrative Fees
Commencing on the date that the Company’s securities are first listed on the Nasdaq, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support provided to the Company. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2022 and for the period from February 23, 2021 (inception) through December 31, 2021 the Company incurred $120,000 and $0, respectively, in administrative support fees. Since inception to December 31, 2022, no amounts have been paid under this agreement.